Significant Accounting Policies - Restatement of Previously Issued Financial Statements (Details) - USD ($)	Sep. 30, 2024	Jun. 30, 2024	Sep. 30, 2023	Jun. 30, 2023
Assets
Deferred tax assets	$ 510,585	$ 580,340		$ 486,916
Other assets	1,031,466	1,033,499		1,032,749
Total assets	216,450,343	219,234,013		238,778,599
Equity
Retained earnings	25,698,588	25,523,681		25,577,300
Total stockholders' equity	31,587,247	31,294,784	$ 31,457,381	31,279,518
Total liabilities and stockholders' equity	$ 216,450,343	$ 219,234,013		238,778,599
As Previously Reported
Equity
Total stockholders' equity				$ 31,224,365